Cover	6 Months Ended
Jun. 30, 2021
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 2
Entity Registrant Name	BIORESTORATIVE THERAPIES, INC.
Entity Central Index Key	0001505497
Entity Primary SIC Number	8099
Entity Tax Identification Number	91-1835664
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	40 Marcus Drive
Entity Address, Address Line Two	Suite One
Entity Address, City or Town	Melville
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11747
City Area Code	631
Local Phone Number	760-8100
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	40 Marcus Drive
Entity Address, Address Line Two	Suite One
Entity Address, City or Town	Melville
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11747
City Area Code	631
Local Phone Number	760-8100